                             AIM GLOBAL TRENDS FUND

                     (SERIES PORTFOLIO OF AIM SERIES TRUST)

                      Supplement dated October 21, 2003
          to the Statement of Additional Information dated May 1, 2003 as supplemented June 12, 2003 and August 14, 2003


The following information replaces in its entirety the information appearing under the heading "DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS - FOREIGN INVESTMENTS - RISK OF DEVELOPING COUNTRIES" in the Statement of Additional Information:

                  "Risks of Developing Countries. The Fund may invest up to 20% of its total assets in securities of companies located in developing countries. Developing countries are those countries which are not included in the MSCI World Index. The Fund considers various factors when determining whether a company is in a developing country, including whether (1) it is organized under the laws of a developing country; (2) it has a principal office in a developing country; (3) it derives 50% or more of its total revenues from business in a developing country; or (4) its securities are trading principally on a stock exchange, or in an over-the-counter market, in a developing country. Investments in developing countries present risks greater than, and in addition to, those presented by investments in foreign issuers in general. A number of developing countries restrict, to varying degrees, foreign investment in stocks. Repatriation of investment income, capital, and the proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. A number of the currencies of developing countries have experienced significant declines against the U.S. dollar in recent years, and devaluation may occur subsequent to investments in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Many of the developing securities markets are relatively small or less diverse, have low trading volumes, suffer periods of relative illiquidity, and are characterized by significant price volatility. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Fund's investments."

The following information replaces in their entirety the section appearing under the heading "TRUSTEES AND OFFICERS - INTERESTED PERSONS" and the section appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" in Appendix B in the Statement of Additional Information:

       "NAME, YEAR OF           TRUSTEE
          BIRTH AND             AND/OR                                                           OTHER
      POSITION(s) HELD          OFFICER                                                       TRUSTEESHIP(s)
       WITH THE TRUST            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     INTERESTED PERSONS

     Robert H. Graham(1) --      1998      Director and Chairman, A I M Management Group    None
     1946                                  Inc. (financial services holding company);
     Trustee, Chairman and                 Director and Vice Chairman, AMVESCAP PLC and
     President                             Chairman of AMVESCAP PLC - AIM Division
                                           (parent of AIM and a global investment
                                           management firm)

----------
(1) Mr. Graham is considered an interested person of the Trust because he is a director of AMVESCAP PLC, parent of the advisor to the Trust.

       "NAME, YEAR OF           TRUSTEE
          BIRTH AND             AND/OR                                                           OTHER
      POSITION(s) HELD          OFFICER                                                       TRUSTEESHIP(s)
       WITH THE TRUST            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
                                           Formerly: President and Chief Executive
                                           Officer, A I M Management Group Inc.;
                                           Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director and Chairman, A I M Capital
                                           Management, Inc. (registered investment
                                           advisor), A I M Distributors, Inc. (registered
                                           broker dealer), AIM Investment Services, Inc.,
                                           (registered transfer agent), and Fund
                                           Management Company (registered broker dealer);
                                           and Chief Executive Officer, AMVESCAP PLC -
                                           Managed Products

     Mark H. Williamson(2) --    2003      Director, President and Chief Executive          None
     1951                                  Officer, A I M Management Group Inc.
     Trustee and Executive                 (financial services holding company);
     Vice President                        Director, Chairman and President, A I M
                                           Advisors, Inc. (registered investment
                                           advisor); Director, A I M Capital Management,
                                           Inc. (registered investment advisor) and A I M
                                           Distributors, Inc. (registered broker dealer),
                                           Director and Chairman, AIM Investment
                                           Services, Inc., (registered transfer agent),
                                           and Fund Management Company (registered broker
                                           dealer); and Chief Executive Officer, AMVESCAP
                                           PLC - AIM Division (parent of AIM and a global
                                           investment management firm)

                                           Formerly:  Director, Chairman, President and
                                           Chief Executive Officer, INVESCO Funds Group,
                                           Inc.; and INVESCO Distributors, Inc.; Chief
                                           Executive Officer, AMVESCAP PLC - Managed
                                           Products; Chairman and Chief Executive Officer
                                           of NationsBanc Advisors, Inc.; and Chairman of
                                           NationsBanc Investments, Inc.

     INDEPENDENT TRUSTEES

     Bob R. Baker - 1936         2003      Consultant                                       None
     Trustee
                                           Formerly:  President and Chief Executive
                                           Officer, AMC Cancer Research Center; and
                                           Chairman and Chief Executive Officer, First
                                           Columbia Financial Corporation

     Frank S. Bayley --          1997      Of Counsel, law firm of Baker & McKenzie         Badgley Funds, Inc.
     1939                                                                                   (registered
     Trustee                                                                                investment company)


----------
(2) Mr. Williamson is considered an interested person of the Trust because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Trust. Mr. Williamson was elected Executive Vice President of the Trust on March 4, 2003.

       "NAME, YEAR OF           TRUSTEE
          BIRTH AND             AND/OR                                                           OTHER
      POSITION(s) HELD          OFFICER                                                       TRUSTEESHIP(s)
       WITH THE TRUST            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     James T. Bunch -            2003      Co-President and Founder, Green, Manning &       None
     1942                                  Bunch Ltd., (investment banking firm); and
     Trustee                               Director, Policy Studies, Inc. and Van Gilder
                                           Insurance Corporation

                                           Formerly:  General Counsel and Director,
                                           Boettcher & Co.; and Chairman and Managing
                                           Partner, law firm of Davis, Graham & Stubbs

     Bruce L. Crockett --        2001      Chairman, Crockett Technology Associates         ACE Limited
     1944                                  (technology consulting company)                  (insurance company);
     Trustee                                                                                and Captaris, Inc.
                                                                                            (unified messaging
                                                                                            provider)

     Albert R. Dowden --         2001      Director of a number of public and private       Cortland Trust, Inc.
     1941                                  business corporations, including the Boss        (Chairman)
     Trustee                               Group, Ltd. (private investment and              (registered
                                           management) and Magellan Insurance Company       investment company);
                                                                                            Annuity and Life Re
                                           Formerly:  Director, President and Chief         (Holdings), Ltd.
                                           Executive Officer, Volvo Group North America,    (insurance company)
                                           Inc.; Senior Vice President, AB Volvo; and
                                           director of various affiliated Volvo companies

     Edward K. Dunn, Jr. --      2001      Formerly: Chairman, Mercantile Mortgage Corp.;   None
     1935                                  President and Chief Operating Officer,
     Trustee                               Mercantile-Safe Deposit & Trust Co.; and
                                           President, Mercantile Bankshares Corp.

     Jack M. Fields -- 1952      2001      Chief Executive Officer, Twenty First Century    Administaff
     Trustee                               Group, Inc. (government affairs company) and
                                           Texana Timber LP

     Carl Frischling -- 1937     2001      Partner, law firm of Kramer Levin Naftalis and   Cortland Trust, Inc.
     Trustee                               Frankel LLP                                      (registered
                                                                                            investment company)

       "NAME, YEAR OF           TRUSTEE
          BIRTH AND             AND/OR                                                           OTHER
      POSITION(s) HELD          OFFICER                                                       TRUSTEESHIP(s)
       WITH THE TRUST            SINCE       PRINCIPAL OCCUPATION(s) DURING PAST 5 YEARS     HELD BY TRUSTEE
     ------------------------ ------------ ------------------------------------------------ ----------------------
     Gerald J. Lewis - 1933      2003      Chairman, Lawsuit Resolution Services (San       General Chemical
     Trustee                               Diego, California)                               Group, Inc.,
                                                                                            Wheelabrator
                                           Formerly:  Associate Justice of the California   Technologies, Inc.
                                           Court of Appeals                                 (waste management
                                                                                            company), Fisher
                                                                                            Scientific, Inc.,
                                                                                            Henley
                                                                                            Manufacturing, Inc.
                                                                                            (laboratory
                                                                                            supplies), and
                                                                                            California Coastal
                                                                                            Properties, Inc.

     Prema Mathai-Davis --       2001      Formerly: Chief Executive Officer, YWCA of the   None
     1950                                  USA
     Trustee

     Lewis F. Pennock --         2001      Partner, law firm of Pennock & Cooper            None
     1942
     Trustee

     Ruth H. Quigley -- 1935     1997      Retired                                          None
     Trustee

     Louis S. Sklar -- 1939      2001      Executive Vice President, Development and        None
     Trustee                               Operations, Hines Interests Limited
                                           Partnership (real estate development company)

     Larry Soll, Ph.D. -         2003      Retired                                          Synergen Inc.
     1942                                                                                   (biotechnology
     Trustee                                                                                company) and Isis
                                                                                            Pharmaceuticals, Inc.


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